Related party transactions (Detail Textuals 3) - CAD ($) $ in Thousands			1 Months Ended
	Dec. 31, 2020	Jul. 18, 2016	Jan. 31, 2018	Dec. 31, 2018
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Term of agreement	10 years
Revised amount payable under agreement	$ 331
A.D. Friesen Enterprises Ltd.,
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Term of agreement		5 years
Amount payable under agreement		$ 300
Revised amount payable under agreement		$ 315
JFK Enterprises Ltd
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Term of agreement			1 year
Amount payable under agreement				$ 155